As filed with the Securities and Exchange Commission on November 28, 2012
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-21890

Keystone Mutual Funds
(Exact name of registrant as specified in charter)

3600 Minnesota Drive, Suite 70
Edina, MN 55435
(Address of principal executive offices) (Zip code)

Andrew Wyatt
Cornerstone Capital Management, Inc.
3600 Minnesota Drive, Suite 70
Edina, MN 55435
(Name and address of agent for service)

(952) 229-8100
Registrant's telephone number, including area code

Date of fiscal year end: 6/30/13

Date of reporting period:  9/30/12

Item 1. Schedule of Investments.

Keystone Mutual Funds
Schedule of Investments	September 30, 2012

Security Description	Shares	Fair Value
COMMON STOCKS - 97.4%
Consumer Merchandising - 15.7%
Amazon.com, Inc. *	22,588	$5,744,580
Apollo Group, Inc. *	298,055	8,658,498
Burberry Group PLC ADR	121,213	3,934,574
CBS Corporation	100,712	3,658,867
Dicks Sporting Goods	63,788	3,307,408
Dollar General Corporation *	210,901	10,869,838
Tiffany & Co., Inc.	28,396	1,757,144
VF Corporation	74,374	11,852,241
Walt Disney Co.	93,855	4,906,739
		54,689,889
Consumer Staples - 9.3%
British American Tobacco PLC ADR	100,281	10,292,842
Coca Cola Co.	210,633	7,989,310
Diageo PLC ADR	93,043	10,488,737
Monster Beverage Corp *	70,965	3,843,464
		32,614,353
Energy - 8.9%
Anadarko Petroleum Corporation	75,750	5,296,440
Cobalt International Energy, Inc. *	425,633	9,478,847
Hess Corporation	96,465	5,182,100
Schlumberger Ltd. ^	97,406	7,045,376
Weatherford International, Ltd. * ^	327,474	4,152,370
		31,155,133
Financial Institutions - 2.0%
Capital One Financial Corp.	122,281	6,971,240

Health Care Products - 12.5%
Celgene Corp. *	84,495	6,455,418
Gilead Sciences, Inc. *	59,235	3,929,058
Hologic, Inc. *	265,313	5,369,935
Illumina, Inc. *	76,035	3,664,887
NuVasive, Inc. *	52,472	1,202,134
Teva Pharmaceutical LTD ADR	247,341	10,242,391
WellPoint, Inc.	222,382	12,900,380
		43,764,203
Industrials - 12.8%
CSX Corporation	346,839	7,196,909
Fluor Corp.	160,621	9,039,750
Johnson Controls, Inc.	375,036	10,275,986
Joy Global, Inc.	122,671	6,876,936
Rockwell Automation, Inc.	115,291	8,018,489
Textron Inc.	121,250	3,173,112
		44,581,182
Materials - 5.5%
Freeport-McMoRan Copper & Gold, Inc.	168,086	6,652,844
Mosaic Company	134,436	7,744,858
Sherwin Williams Co.	33,390	4,972,105
		19,369,807
Technology Services - 21.9%
Acme Packet, Inc. *	279,422	4,778,116
Baidu, Inc. ADR *	108,441	12,668,078
eBay Inc. *	114,589	5,547,253
Google, Inc. *	15,594	11,765,673
NetApp, Inc. *	66,170	2,175,670
Opentable, Inc. *	122,604	5,100,326
Qualcomm, Inc.	270,183	16,883,736
The Western Union Company	496,647	9,048,908
Visa, Inc.	63,075	8,469,711
		76,437,471
Technology Software - 8.8%
Apple Computer, Inc.	35,906	23,958,638
Citrix Systems, Inc. *	89,082	6,821,009
		30,779,647
TOTAL COMMON STOCKS (Cost $305,856,626)		340,362,925

REAL ESTATE INVESTMENT TRUST - 1.3%
Camden Property Trust	68,966	4,447,617
TOTAL REAL ESTATE INVESTMENT TRUST (Cost $4,632,778)		4,447,617

MUTUAL FUND INVESTMENTS - 1.6%
Invesco STIC Prime Portfolio	5,838,221	5,838,221
TOTAL MUTUAL FUND INVESTMENTS (Cost $5,838,221)		5,838,221

Total Investments (Cost $316,327,625) - 100.3%		350,648,763
Liabilities in Excess of Other Assets - (0.3)%		(1,132,074)
TOTAL NET ASSETS - 100.0%		$349,516,689

ADR	American Depository Receipt
*	Non Income Producing Security
^	Foreign Issued Security (traded on U.S. Exchange)

Tax Basis

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows*:

Large Cap Growth Fund
Cost of Investments	$317,768,021

Gross unrealized appreciation	53,480,790
Gross unrealized depreciation	(20,600,048)
Net unrealized appreciation	$32,880,742

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Fair Value Measurements

The Fund has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

Level 1 –	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 –
Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 –
Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities (or other investments).  Care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of September 30, 2012, the Fund’s investments in securities were classified as follows:

	Fair Value Measurements as of September 30, 2012 Using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)		Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Equity Securities
Common Stocks	$340,362,925	(a)	$-	$-	$340,362,925
Total Equity Securities	340,362,925		-	-	340,362,925
Other
Real Estate Investment Trust	4,447,617				4,447,617
Mutual Fund Investments	5,838,221	(b)	-	-	5,838,221
Total Other	10,285,838		-	-	10,285,838
Total	$350,648,763		$-	$-	$350,648,763

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Mutual fund investments that are sweep investments for cash balances in the Fund at September 30, 2012.

During the period ended September 30, 2012, there were no transfers between Level 1 and Level 2. There were no Level 3 investments held during the period ended September 30, 2012.

Derivative Financial Instruments

The Fund may utilize options in an attempt to manage market or business risk or enhance returns.  When a call or put option is written, an amount equal to the premium received is recorded as a liability.  The liability is marked-to-market daily to reflect the current market value of the option written.  When a written option expires, a gain is realized in the amount of the premium originally received.  If a closing purchase contract is entered into, a gain or loss is realized in the amount of the original premium less the cost of the closing transaction.  If a written call option is exercised, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received.  If a written put option is exercised, the amount of the premium originally received reduces the cost of the security which is purchased upon exercise of the option.  During the period ended September 30, 2012, the Fund did not write or invest in option contracts.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Keystone Mutual Funds

By (Signature and Title) /s/ Andrew S. Wyatt
 Andrew S. Wyatt, President

Date 11/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Andrew S. Wyatt
 Andrew S. Wyatt, President

Date 11/27/12

By (Signature and Title) /s/ Loren R. Kix
 Loren R. Kix, Treasurer

Date 11/27/12